Debt - Fair Value Measurement Inputs and Valuation Techniques (Details)	Dec. 31, 2025	Dec. 31, 2024
Fair value of the Convertible Note
Debt Instrument [Line Items]
Long-term debt, measurement input	54,565,000	48,120,000
Fair value of the Embedded Derivative
Debt Instrument [Line Items]
Long-term debt, measurement input	142,000	2,919,000
ADS price
Debt Instrument [Line Items]
Long-term debt, measurement input	0.44	2.00
Term (years)
Debt Instrument [Line Items]
Long-term debt, measurement input	2.95	3.95
Expected volatility
Debt Instrument [Line Items]
Long-term debt, measurement input	0.850	0.680
Risk-free rate
Debt Instrument [Line Items]
Long-term debt, measurement input	0.035	0.043
Credit risk adjusted rate
Debt Instrument [Line Items]
Long-term debt, measurement input	0.200	0.200